Allocation of Purchase Price (Detail) (Gwinnett Center, USD $)	Dec. 31, 2012
Gwinnett Center
Assets
Land and land improvements	$ 3,020,000
Buildings and improvements	7,930,000
Tenant improvements	220,000
Lease intangibles	2,930,000	[1]
Liabilities
Security deposits	(114,806)
Net assets acquired	$ 13,985,194

[1]	The weighted-average amortization period on the acquired lease intangibles as of the acquisition date was 2.6 years